CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Sep. 25, 2022	Dec. 31, 2021	Dec. 14, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	2,000,000		2,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value (in dollars per share)		$ 0.00001
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption	387,551		27,600,000
Purchase price, per unit (in dollars per share)	$ 10.10		$ 10.10
Class B Common stock
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000		20,000,000
Common shares, shares issued	6,900,000		6,900,000
Common shares, shares outstanding	6,900,000		6,900,000